PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements Line Items
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7.PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Vehicles	Prototype	Total
Balance, December 31, 2016	$12,588	$2,955,901	$43,715	$809,982	$57,782	$-	$3,879,938
Additions	-	-	-	-	33,336	-	33,336
Disposition	-	-	-	-	(29,601)	-	(29,601)
Balance, December 31, 2017	$12,558	$2,955,901	$43,715	$809,982	$61,517	$-	$3,883,673
Additions	-	-	-	-	-	406,160	406,160
Disposition	-	-	-	-	(61,517)	-	(61,517)
Balance, December 31, 2018	$12,558	$2,955,901	$43,715	$809,982	$-	$406,160	$4,228,316
Accumulated Amortization
Balance, December 31, 2016	$-	$303,959	$30,228	$328,334	$22,925	$-	$685,446
Amortization	-	106,078	2,696	96,330	1,577	-	206,681
Balance, December 31, 2017	$-	$410,037	$32,924	$424,664	$24,502	$-	$892,127
Amortization	-	106,080	2,698	96,327	1,877	67,693	274,675
Disposition	-	-	-	-	(26,379)	-	(26,379)
Balance, December 31, 2018	$-	$516,117	$35,622	$520,991	$-	$67,693	$1,140,423
Carrying Value
December 31, 2017	$12,558	$2,545,864	$10,791	$385,318	$37,015	$-	$2,991,546
December 31, 2018	$12,558	$2,439,784	$8,093	$288,991	$-	$338,467	$3,087,893

Included in cost of goods sold is $179,645 (2017 - $186,892; 2016 - $230,002) of amortization related to property, plant and equipment.

Included in expenses is $21,435 (2017 - $9,528; 2016 - $Nil) of amortization related to property, plant and equipment.

Included in research is $67,693 (2017 - $Nil; 2016 - $Nil) of amortization related to property, plant and equipment.

Included in inventory is $5,902 (2017 - $10,261; 2016 - $8,337) of amortization related to property, plant and equipment.